LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
LONG-TERM DEBT	LONG-TERM DEBT
Long-term debt consists of the following:

	Interest rate	Issued date	Maturity date	2021	2020
				$	$
Credit facility and loans payable
Bankers’ acceptances				297,500	—
Fiduciary Network, LLC			December 15, 2024	146,986	—
				444,486	—
Debenture principal amount
$200 million	2.775%	November 25, 2016	November 25, 2021	—	203,805
$325 million	3.520%	July 20, 2018	July 20, 2023	—	323,944
$301 million	3.215%	July 22, 2019	July 22, 2024	300,257	348,454
$450 million	3.759%	May 26, 2020	May 26, 2025	448,278	447,829
$250 million	3.904%	September 27, 2017	September 27, 2027	249,032	248,891
$960 million USD	3.200%	December 17, 2020	December 17, 2030	1,207,689	883,193
$900 million USD	4.100%	June 2, 2021	June 15, 2051	1,126,296	—
				3,331,552	2,456,116
Long-term debt				3,776,038	2,456,116
Current portion of long-term debt				444,486	203,805
CREDIT FACILITY
CI has a $700,000 revolving credit facility with three Canadian chartered banks. Loans are made by the banks under a three-year revolving credit facility, with the outstanding principal balance due upon maturity on May 27, 2024. Amounts may be borrowed in Canadian dollars through prime rate loans, which bear interest at the greater of the bank’s prime rate plus 0.20%, or bankers’ acceptances, which bear interest at bankers’ acceptance rates plus 1.20%. Amounts may also be borrowed in U.S. dollars through base rate loans, which bear interest at the greater of the bank’s reference rate for loans made by it in Canada in U.S. funds and the federal funds effective rate plus 1.20%, or LIBOR loans, which bear interest at LIBOR plus 1.20%.
CI may also borrow under this facility in the form of letters of credit, which bear a fee of 1.20% on any undrawn portion. As at December 31, 2021 and 2020, CI had not accessed the facility by way of letters of credit.
CI is within its financial covenants with respect to its credit facility, which require that the funded debt to annualized EBITDA ratio remain below 3.5:1 until June 29, 2022 and below 3.0:1 thereafter, and that CI’s assets under management not fall below $85 billion at any time. The net funded debt to annualized EBITDA ratio is increased by 0.5 if the consideration paid by CI for permitted acquisitions under the credit facility in any four quarters exceeds $200 million, with a maximum of two such increases until the maturity date. As at December 31, 2021, as a result of acquisitions that took place during the year, the net funded debt to annualized EBITDA ratio must remain below 4.0:1 until June 29, 2022 and 3.5:1 thereafter. There can be no assurance that future borrowings or equity financing will be available to CI or available on acceptable terms.
DEBENTURES AND NOTES
Redemptions:
On January 18, 2021, CI redeemed the $200,000 principal amount of debentures due November 25, 2021 [the “2021 Debentures”] at an average price of $101.903, and recorded a loss of $3,805, included in other expenses. On February 19, 2021, CI redeemed the $325,000 principal amount of debentures due July 20, 2023 at an average price of $107.002 and recorded a loss of $22,755, included in other expenses.
In connection with the redemption of the 2021 Debentures, on January 18, 2021, CI terminated the interest swap agreement previously entered into on February 2, 2017 and realized a gain of $1,865, included in other expenses.
During the year ended December 31, 2021, CI repurchased $48,567 principal amount of debentures due July 22, 2024 at an average price of $104.458 and recorded a loss of $2,165, included in other expenses. During the year ended December 31, 2020, CI repurchased $55,985 principal amount of debentures due December 7, 2020 at an average price of $100.693 and recorded a loss of $388, included in other expenses. The remaining principal amount of $394,015 was repaid on the maturity date, December 7, 2020.
Issuances:
On June 7, 2021, CI completed an offering pursuant to which it issued $900,000 USD ($1,087,245 CAD) principal amount of notes due June 15, 2051 [the “2051 Notes”]. Interest on the 2051 Notes is paid semi-annually in arrears at a rate of 4.100%. The proceeds, net of transaction costs, were used to repay outstanding indebtedness under the credit facility and other strategic capital needs.
On December 17, 2020, CI completed an offering pursuant to which it issued $700,000 USD ($891,175 CAD) principal amount of notes due December 17, 2030 [the “2030 Notes”]. On January 19, 2021, CI issued $260,000 USD ($331,147 CAD) additional notes of the same series. Interest on the 2030 Notes is paid semi-annually in arrears at a rate of 3.200%. The proceeds, net of transaction costs, were used to repay outstanding indebtedness under the credit facility and other strategic capital needs.
On May 26, 2020, CI completed an offering pursuant to which it issued $450,000 principal amount of debentures due May 26, 2025 at par [the “2025 Debentures”]. Interest on the 2025 Debentures is paid semi-annually in arrears at a rate of 3.759%. The proceeds, net of transaction costs, were used to repay outstanding indebtedness under the credit facility and other strategic capital needs.
CI may, at its option, redeem the 2024 Debentures, the 2025 Debentures and the 2027 Debentures, in whole or in part, from time to time, on not less than 30 nor more than 60 days’ prior notice to the registered holder, at a redemption price that is equal to the greater of par and the Government of Canada yield, plus 44.5, 84.0 and 44.5 basis points, respectively. CI may also, at its option, redeem the 2030 Notes and the 2051 Notes in whole or in part, from time to time, at a redemption price that is equal to the greater of 100% of the principal amount of the notes to be redeemed and the Treasury Rate plus 35.0 and 30.0 basis points, respectively. CI considers these embedded prepayment options to be closely related to the debentures and, as such, does not account for them separately as a derivative.
Interest on debentures and notes:
Interest paid on the debentures and notes is paid semi-annually. During the years ended December 31, 2021 and 2020, interest paid is as follows:

	Interest rate	Issued date	Maturity date	2021	2020
				$	$
Interest paid on debentures and notes
$450 million	2.645%	December 7, 2015	December 7, 2020	—	10,305
$200 million	2.775%	November 25, 2016	November 25, 2021	—	5,409
$325 million	3.520%	July 20, 2018	July 20, 2023	1,486	11,440
$301 million	3.215%	July 22, 2019	July 22, 2024	10,106	11,384
$450 million	3.759%	May 26, 2020	May 26, 2025	16,916	10,098
$250 million	3.904%	September 27, 2017	September 27, 2027	9,760	9,760
$960 million USD	3.200%	December 17, 2020	December 17, 2030	38,096	1,115
$900 million USD	4.100%	June 2, 2021	June 15, 2051	26,129	—
				102,493	59,511
Issuance costs and the issuance discount are amortized over the term of the debentures using the effective interest method. The amortization expense related to the discount and transaction costs for CI’s issued debentures for the year ended December 31, 2021 was $2,716 [2020 – $2,054], which is included in amortization and depreciation.
In the event that both a change of control occurs and the rating of the debentures is lowered to below investment grade by two out of three rating agencies as defined as below BBB- by Standard & Poor’s, BBB (low) by DBRS Limited and Baa3 by Moody’s Investor Service, Inc., CI will be required to make an offer to repurchase all or, at the option of each holder, any part of each holder’s debentures at a purchase price payable in cash equivalent to 101% of the outstanding principal amount of the debentures and notes, together with accrued and unpaid interest, to the date of purchase. Also, in the case of the 2030 Notes, in the event that certain changes affecting Canadian withholding taxes occur, CI will have the option to redeem the notes in whole or in part, at a redemption price equal to 100% of the aggregate principal amount, together with accrued and unpaid interest, to the date of redemption.
LOANS PAYABLE TO FIDUCIARY NETWORK, LLC
As a result of CI’s acquisition of Regent, on December 30, 2021, CI assumed a loan agreement payable to Fiduciary Network, LLC [“Fiduciary”] of $116,200 USD ($146,986 CAD), maturing on December 15, 2024. The loan bears interest at a fixed amount of $1,258 USD on a quarterly basis. As Fiduciary can elect to terminate the loan either December 15, 2022 or December 15, 2023, the loan payable has been included in the current portion of long-term debt as at December 31, 2021.
As a result of CI’s acquisition of Brightworth, on April 30, 2021, CI assumed a loan agreement to Fiduciary in the amount of $66,937 USD ($82,279 CAD) and repaid $13,435 USD ($16,514 CAD). Fiduciary elected to terminate the loan and on December 11, 2021, CI repaid the remaining loan amount of $53,502 USD ($67,766 CAD) and accrued interest of $737 USD ($947 CAD).
As a result of the acquisition of Radnor, on August 31, 2021, CI assumed a loan agreement to Fiduciary in the amount of $5,108 USD ($6,445 CAD). Fiduciary Network, LLC elected to terminate the loan payable and on December 31, 2021, CI repaid the loan amount $5,108 USD ($6,462 CAD) and interest of $34 USD ($43 CAD).